Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	R$ 911,015	R$ 553,030
Trade receivables	595,898	546,438
Recoverable taxes	25,726	43,751
Other assets	57,145	60,287
Total current assets	1,589,784	1,203,506
Non-current assets
Trade receivables	35,948	39,485
Other assets	115,875	117,346
Investment in associate	54,442	51,834
Property and equipment	658,482	608,685
Right-of-use assets	842,219	767,609
Intangible assets	5,532,789	4,796,016
Total non-current assets	7,239,755	6,380,975
Total assets	8,829,539	7,584,481
Current liabilities
Trade payables	128,080	108,222
Loans and financing	363,554	179,252
Lease liabilities	45,580	36,898
Accounts payable to selling shareholders	185,318	353,998
Advances from customers	161,048	153,485
Labor and social obligations	208,076	192,294
Taxes payable	33,456	27,765
Income taxes payable	4,247	3,880
Other liabilities	10,836	2,773
Total current liabilities	1,140,195	1,058,567
Non-current liabilities
Loans and financing	1,831,607	1,621,523
Lease liabilities	932,756	837,671
Accounts payable to selling shareholders	345,454	212,869
Taxes payable	112,681	88,198
Provision for legal proceedings	113,521	104,361
Other liabilities	42,742	18,280
Total non-current liabilities	3,378,761	2,882,902
Total liabilities	4,518,956	3,941,469
Equity
Share capital	17	17
Additional paid-in capital	2,344,521	2,365,200
Treasury shares	(273,955)	(299,150)
Share-based compensation reserve	187,497	155,073
Retained earnings	2,011,875	1,380,365
Equity attributable to equity holders of the parent	4,269,955	3,601,505
Non-controlling interests	40,628	41,507
Total equity	4,310,583	3,643,012
Total liabilities and equity	R$ 8,829,539	R$ 7,584,481